Share-based Compensation - Summary of Restricted Stock (Details) - Restricted Stock - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested, Beginning Balance	499,720	852,464	1,410,975
Unvested, Vested	(176,372)	(352,744)	(558,511)
Unvested, Ending Balance	323,348	499,720	852,464
Weighted Average Grant Date Fair Value, Beginning Balance	$ 0	$ 0	$ 0
Weighted Average Grant Date Fair Value, Vested	0	0	0
Weighted Average Grant Date Fair Value, Ending Balance	$ 0	$ 0	$ 0